Co-investments (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Co-investments	Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2020	Dec. 31, 2019

Co-investments in funds	FVTPL	82,467	55,595
Total co-investments		82,467	55,595